Summary of Accounting and Financial Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

The provision for depreciation in all periods presented is based on the following estimated useful lives of the assets:

Land improvements	20 years
Buildings	45 years
Machinery and equipment	15 years
Furniture and fixtures	10 years
Transportation equipment	6 years
Land use rights	50 years